CIRR-system (Tables)	12 Months Ended
Dec. 31, 2022
CIRR-system
The disclosure of information about CIRR-systems.

Statement of comprehensive income for the CIRR-system

Skr mn	2022	2021
Interest income	2,231	2,105
Interest expenses	-2,012	-2,061
Interest compensation	2	7
Foreign exchange effects	3	-1
Profit before compensation to SEK	224	50
Administrative remuneration to SEK	-236	-197
Operating profit CIRR-system	-12	-147
Reimbursement to (-) / from (+) the State	12	147

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2022	Dec 31, 2021
Cash and cash equivalents	1	8
Loans	94,241	87,872
Derivatives	8,571	36
Other assets	218	7,359
Prepaid expenses and accrued revenues	1,597	470
Total assets	104,628	95,745

Liabilities	103,336	88,092
Derivatives	—	7,060
Accrued expenses and prepaid revenues	1,292	593
Total liabilities and equity	104,628	95,745

Commitments
Committed undisbursed loans	56,265	39,084
Binding offers	—	1,510